Share-based Payments - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)
Disclosure of information about options outstanding [line items]
Options shares granted	66,940	17,000	23,900
Shared-based payments transactions expense	¥ 108	¥ 106	¥ 99
Share exchange agreement [member]
Disclosure of information about options outstanding [line items]
Options shares granted	47,940